Property, Plant And Equipment (Schedule Of Future Aggregate Minimum Lease Payments Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Property, Plant And Equipment [Abstract]
2013	$ 7,585
2014	6,096
2015	4,811
2016	3,291
2017 and thereafter	2,251
Total	$ 24,034